Lease Commitments (Tables)	12 Months Ended
Mar. 31, 2013
Analysis of Leased Assets Under Capital Leases

An analysis of leased assets under capital leases is as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Class of property
Building	¥12,230	¥13,999	$149
Machinery and equipment	31,698	32,252	343
Less - Accumulated depreciation	(20,284)	(23,843)	(254)

	¥23,644	¥22,408	$238

Future Minimum Lease Payments Under Capital Leases Together with Present Value of Net Minimum Lease Payments

Future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2013 are as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2014	¥4,993	$53
2015	3,542	38
2016	2,790	30
2017	2,409	25
2018	2,049	22
Thereafter	12,926	137

Total minimum lease payments	28,709	305
Less - Amount representing interest	(7,310)	(77)

Present value of net minimum lease payments	21,399	228
Less - Current obligations	(4,096)	(44)

Long-term capital lease obligations	¥17,303	$184